Note 4(a) - Advances for Vessels Acquisitions Under Construction	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4 (a)	Advances for vessels acquisitions / under construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2016	-
— Advances paid	5,995
—Capitalized expenses	762
Balance, December 31, 2017	6,757
— Advances paid	60,731
—Capitalized expenses	3,346
— Transferred to Vessels	(32,090)
Balance, December 31, 2018	38,744

In the year ended
December 31, 2017,
Advances for vessels under construction relate to the payments to the shipyards and other expenses capitalized relating to vessels M/T Eco Palm Desert and M/T Eco California amounted to
$6,743
and
$14
respectively.

In the year ended
December 31, 2018,
Advances for the construction of newbuilding vessels relate to M/T Eco Palm Desert, M/T Eco California, M/T Eco Marina Del Ray, M/T Eco Bel Air and M/T Eco Beverly Hills of
$25,347,
$14,392,
$7,288,
$8,531
and
$8,519
respectively.

On
September 7, 2018,
the Company took delivery of M/T Eco Palm Desert from Hyundai, and hence advances paid and capitalized expenses relating to the vessel were transferred from Advances for vessels acquisitions / under construction to Vessels, net.